Derivative Transactions	12 Months Ended
Dec. 31, 2011
Derivative Transactions [Abstract]
Derivative Transactions

Note 3. Derivative Transactions

Qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements are presented.

The Partnership's business is the speculative trading of futures contracts. The Partnership does not consider any derivative instruments to be hedging instruments, as this term is generally understood under FASB guidance.

As of and for the years ended December 31, 2011 and 2010, the Partnership's derivative contracts had the following impact on the statements of financial condition and statements of operations:

	Asset Derivatives December 31, 2011 Fair Value	Liability Derivatives December 31, 2011 Fair Value	Net Derivatives December 31, 2011 Fair Value*
Futures positions:
Agricultural	$191,448	$(391,556)	$(200,108)
Metals	118,572	(596,696)	(478,124)
Energy	11,034	(193,023)	(181,989)

Totals	$321,054	$(1,181,275)	$(860,221)

	Asset Derivatives December 31, 2010 Fair Value	Liability Derivatives December 31, 2010 Fair Value	Net Derivatives December 31, 2010 Fair Value*
Futures positions:
Agricultural	$1,801,471	$(2,350)	$1,799,121
Metals	1,155,865	(309,280)	846,585
Energy	486,668	(6,850)	479,818

Totals	$3,444,004	$(318,480)	$3,125,524

*	The net fair value of all assets and liability derivatives is included in equity in broker trading accounts in the statements of financial condition.

Trading Revenue** for the years ended December 31, 2011 and 2010:

	12/31/2011	12/31/2010
Type of Instrument
Futures positions:
Agricultural	$(2,348,630)	$5,025,529
Metal	(2,626,848)	2,074,344
Energy	2,349,560	722,624

	$(2,625,918)	$7,822,497

Line Item in Statement of Operations

Realized	$1,359,827	$6,112,004
Change in unrealized	(3,985,745)	1,710,493

	$(2,625,918)	$7,822,497

Trading revenue is exclusive of brokerage commissions.

For the years ended December 31, 2011 and 2010, the monthly average of contracts bought and sold was 1,046 and 1,308, respectively.